Basis of Presentation and Summary of Significant Accounting Policies (Investments in Real Estate, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Land	$ 591,009	$ 578,753
Land Under Development	56,008	47,920
Buildings and Improvements	3,615,678	3,160,392
Construction in Progress	140,025	91,027
Real Estate Investment Property, at Cost	4,402,720	3,878,092
Accumulated Depreciation	(452,474)	(341,978)
Real Estate Investment Property, Net	$ 3,950,246	$ 3,536,114